Commitments and Contingencies - Other Commitments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Jan. 31, 2019	Dec. 31, 2018 CAD ($)	Dec. 31, 2014 USD ($) project	Dec. 31, 2014 CAD ($) project
Joint investment with other utilities In New York State
Other Commitments [Line Items]
Number of high-voltage transmission projects | project				5	5
Investment in electric transmission projects				$ 1,700	$ 2,200,000,000
FHI and Fortis | Claim related to pipeline rights
Other Commitments [Line Items]
Contingency accrual	$ 0
Wataynikaneyap Partnership
Other Commitments [Line Items]
Equity investment ownership (percent)	39.00%	39.00%	49.00%
Minimum | Wataynikaneyap Partnership
Other Commitments [Line Items]
Equity capital contribution	$ 155,000,000
Maximum | Wataynikaneyap Partnership
Other Commitments [Line Items]
Equity capital contribution	235,000,000
Maximum commitment | CH Energy Group
Other Commitments [Line Items]
Maximum commitment				$ 182	$ 236,000,000
Parental guarantee | CH Energy Group
Other Commitments [Line Items]
Obligation under guarantee	0
Parental guarantee | FHI
Other Commitments [Line Items]
Maximum commitment	$ 78,000,000		$ 77,000,000